CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2019
CONSTRUCTION IN PROGRESS
CONSTRUCTION IN PROGRESS

19.   CONSTRUCTION IN PROGRESS

	2018	2019
	RMB	RMB

Balance as of January 1	118,645	136,963
Additions	108,555	144,369
Dry hole costs written off	(6,921)	(5,831)
Transferred to property, plant and equipment	(73,210)	(91,845)
Reclassification to other long-term assets	(10,066)	(10,086)
Impairment losses for the year	(28)	(135)
Disposals and others	(19)	46
Exchange adjustments	7	1
Balance as of December 31	136,963	173,482

Net changes in capitalized cost of exploratory wells included in the Group’s construction in progress in the E&P segment are analyzed as follows:

	2017	2018	2019
	RMB	RMB	RMB

At beginning of year	12,192	9,737	7,296
Additions, net of amount that were capitalized and subsequently expensed in the same year, pending the determination of proved reserves	5,567	7,172	8,528
Transferred to oil and gas properties based on the determination of proved reserves	(1,839)	(2,387)	(2,822)
Dry hole costs written off	(6,183)	(7,226)	(4,041)
At end of year	9,737	7,296	8,961

Aging of capitalized exploratory well costs based on the date the drilling was completed are analyzed as follows:

	December 31,
	2017	2018	2019
	RMB	RMB	RMB

One year or less	4,917	3,467	7,794
Over one year	4,820	3,829	1,167
	9,737	7,296	8,961

Capitalized exploratory wells costs aged over one year are related to wells for which the drilling results are being further evaluated or the development plans are being formulated.

The geological and geophysical costs paid during the years ended December 31, 2017, 2018 and 2019 amounted to RMB 3,710, RMB 3,511 and RMB 4,024, respectively.